JPMorgan ActiveBuilders International Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 6.3%
ANZ Group Holdings Ltd.	3,446	61,326
BHP Group Ltd.	14,964	524,072
BlueScope Steel Ltd.	1,536	20,946
Commonwealth Bank of Australia	860	67,134
Glencore plc	17,588	117,785
Goodman Group, REIT	1,458	20,796
IDP Education Ltd.	428	9,525
Macquarie Group Ltd.	272	36,287
Medibank Pvt Ltd.	9,427	19,639
National Australia Bank Ltd.	1,830	41,292
Qantas Airways Ltd. *	7,751	34,987
Rio Tinto Ltd.	1,468	131,734
Rio Tinto plc	2,254	176,491
South32 Ltd.	12,087	38,786
Wesfarmers Ltd.	407	14,350
Westpac Banking Corp.	7,763	130,619
Woodside Energy Group Ltd.	8,103	209,818
Woolworths Group Ltd.	768	19,628
		1,675,215
Austria — 0.5%
ANDRITZ AG	510	30,499
BAWAG Group AG * (a)	342	21,185
Erste Group Bank AG	1,051	39,879
OMV AG	695	34,813
		126,376
Belgium — 0.7%
Ageas SA	366	17,869
D'ieteren Group	179	34,209
KBC Group NV	1,898	140,580
		192,658
Brazil — 0.1%
MercadoLibre, Inc. *	16	18,907
Canada — 0.6%
Alimentation Couche-Tard, Inc.	791	36,121
Canadian National Railway Co.	500	59,517
Toronto-Dominion Bank (The)	968	66,975
		162,613
China — 0.8%
BOC Hong Kong Holdings Ltd.	12,000	41,938
Meituan * (a)	207	4,628
Prosus NV *	347	28,018
Tencent Holdings Ltd.	2,070	100,869
Yangzijiang Shipbuilding Holdings Ltd.	33,100	32,632
		208,085

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — 3.9%
Carlsberg A/S, Class B	812	115,273
Coloplast A/S, Class B	683	82,462
D/S Norden A/S	433	23,341
Genmab A/S *	207	81,123
ISS A/S *	1,279	27,964
Novo Nordisk A/S, Class B	4,430	613,067
Orsted A/S (a)	403	35,888
Solar A/S, Class B	259	23,929
Spar Nord Bank A/S	940	14,973
Sydbank A/S	296	13,497
Vestas Wind Systems A/S	278	8,135
		1,039,652
Finland — 1.0%
Elisa OYJ	523	29,797
Kone OYJ, Class B	621	33,867
Nokia OYJ	13,437	63,711
Nordea Bank Abp	10,300	120,411
Outokumpu OYJ	4,466	25,575
		273,361
France — 13.3%
Air Liquide SA	886	141,074
Airbus SE	268	33,598
AXA SA	5,205	162,391
BNP Paribas SA	3,326	228,436
Capgemini SE	1,179	223,757
Carrefour SA	1,799	34,219
Cie de Saint-Gobain	720	41,350
Cie Generale des Etablissements Michelin SCA	290	9,170
Dassault Systemes SE	317	11,789
Eiffage SA	304	32,470
Engie SA	4,502	63,928
IPSOS	585	37,912
Kering SA	145	90,474
L'Oreal SA	828	341,891
LVMH Moet Hennessy Louis Vuitton SE	726	633,780
Pernod Ricard SA	517	107,035
Publicis Groupe SA	622	43,876
Renault SA *	925	37,610
Rothschild & Co.	512	21,626
Safran SA	1,166	167,665
Sanofi	1,320	129,260
Societe Generale SA	1,671	49,740
Technip Energies NV	1,422	27,569
Thales SA	146	19,310
TotalEnergies SE	7,828	483,933
Veolia Environnement SA	1,688	50,104

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Verallia SA (a)	529	19,532
Vinci SA	2,499	282,361
		3,525,860
Germany — 9.0%
adidas AG	677	109,008
Allianz SE (Registered)	1,522	363,931
Aurubis AG	247	26,122
Bayer AG (Registered)	1,472	91,625
Bayerische Motoren Werke AG	655	66,721
Daimler Truck Holding AG *	449	15,088
Deutsche Boerse AG	808	144,585
Deutsche Post AG (Registered)	2,363	101,743
Deutsche Telekom AG (Registered)	12,156	270,821
E.ON SE	959	10,456
Infineon Technologies AG	3,411	122,832
Mercedes-Benz Group AG	1,223	91,006
Merck KGaA	205	42,789
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	618	223,226
RWE AG	4,249	189,161
SAP SE	757	89,735
Sartorius AG (Preference)	55	24,663
Siemens AG (Registered)	1,220	190,570
Symrise AG	791	84,091
Volkswagen AG (Preference)	536	74,338
Zalando SE * (a)	819	38,194
		2,370,705
Hong Kong — 2.0%
AIA Group Ltd.	24,400	275,907
CK Asset Holdings Ltd.	3,500	22,377
Hong Kong Exchanges & Clearing Ltd.	2,000	89,955
Pacific Basin Shipping Ltd.	37,000	13,057
Prudential plc	5,670	94,207
Sun Hung Kai Properties Ltd.	1,000	14,182
Techtronic Industries Co. Ltd.	2,000	25,784
		535,469
India — 0.4%
HDFC Bank Ltd., ADR	1,649	111,077
Indonesia — 0.1%
Bank Central Asia Tbk. PT	40,800	23,154
Ireland — 0.3%
Bank of Ireland Group plc	1,500	16,026
CRH plc	603	28,148
Kingspan Group plc	340	21,867
		66,041

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — 1.2%
Assicurazioni Generali SpA	2,032	39,667
Azimut Holding SpA	1,016	25,365
Eni SpA	3,126	48,104
FinecoBank Banca Fineco SpA	1,417	25,438
Pirelli & C SpA (a)	5,337	26,721
Prysmian SpA	254	10,373
UniCredit SpA	6,044	118,046
Unipol Gruppo SpA	5,639	29,533
		323,247
Japan — 19.2%
AGC, Inc.	600	22,107
Asahi Group Holdings Ltd.	600	19,813
Asahi Kasei Corp.	1,400	10,609
Bridgestone Corp.	1,900	70,933
Central Japan Railway Co.	200	24,395
Cosmo Energy Holdings Co. Ltd.	1,300	36,457
Credit Saison Co. Ltd.	2,200	28,823
Daiichi Sankyo Co. Ltd.	1,500	47,110
Daikin Industries Ltd.	1,000	173,695
Daiwa House Industry Co. Ltd.	800	19,212
Denso Corp.	300	16,202
Dentsu Group, Inc.	1,700	54,755
Fuji Electric Co. Ltd.	600	24,287
Fujikura Ltd.	3,100	23,564
Fujitsu Ltd.	100	14,238
Fuyo General Lease Co. Ltd.	400	27,491
Hitachi Ltd.	2,100	110,129
Honda Motor Co. Ltd.	4,000	98,946
Hoya Corp.	1,900	208,947
Inpex Corp.	4,000	43,955
Isuzu Motors Ltd.	3,000	37,936
ITOCHU Corp.	2,700	87,269
Japan Airlines Co. Ltd. *	2,100	44,536
Japan Post Holdings Co. Ltd.	3,900	34,240
Japan Post Insurance Co. Ltd.	2,200	39,248
Japan Tobacco, Inc.	1,600	32,627
KDDI Corp.	2,900	90,606
Keyence Corp.	700	322,258
Konami Group Corp.	100	4,917
Kyowa Kirin Co. Ltd.	2,900	64,673
Lasertec Corp.	100	18,932
Makita Corp.	400	10,655
Marubeni Corp.	5,100	62,570
Mitsubishi Corp.	3,100	103,806
Mitsubishi Estate Co. Ltd.	2,500	32,133
Mitsubishi UFJ Financial Group, Inc.	29,700	217,549
Mitsui & Co. Ltd.	2,400	70,807

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Mitsui Fudosan Co. Ltd.	3,200	59,980
Mizuho Financial Group, Inc.	2,700	42,175
Murata Manufacturing Co. Ltd.	400	22,856
Nidec Corp.	700	38,793
Nintendo Co. Ltd.	1,000	43,358
NIPPON EXPRESS HOLDINGS, Inc.	300	17,410
Nippon Steel Corp.	2,700	56,200
Nippon Telegraph & Telephone Corp.	6,100	182,912
Nomura Real Estate Holdings, Inc.	1,400	30,857
Ono Pharmaceutical Co. Ltd.	1,400	30,378
ORIX Corp.	4,500	79,123
Otsuka Corp.	300	9,870
Recruit Holdings Co. Ltd.	4,000	128,641
Rohm Co. Ltd.	100	8,013
Sekisui House Ltd.	1,900	35,909
Seven & i Holdings Co. Ltd.	800	37,770
Shimano, Inc.	200	35,667
Shin-Etsu Chemical Co. Ltd.	1,700	250,619
Shionogi & Co. Ltd.	200	9,531
SMC Corp.	100	50,791
SoftBank Corp.	5,500	62,932
SoftBank Group Corp.	600	28,405
Sojitz Corp.	2,020	40,049
Sompo Holdings, Inc.	800	34,439
Sony Group Corp.	3,700	330,601
Subaru Corp.	2,000	32,863
Sumitomo Corp.	2,600	46,670
Sumitomo Electric Industries Ltd.	800	9,613
Sumitomo Forestry Co. Ltd.	1,400	26,177
Sumitomo Metal Mining Co. Ltd.	400	16,241
Sumitomo Mitsui Financial Group, Inc.	3,600	156,460
Sumitomo Mitsui Trust Holdings, Inc.	1,400	51,000
Sumitomo Warehouse Co. Ltd. (The)	1,800	27,715
Suzuki Motor Corp.	500	18,746
Sysmex Corp.	300	19,916
T&D Holdings, Inc.	1,000	16,006
Takeda Pharmaceutical Co. Ltd.	3,000	94,312
Terumo Corp.	500	14,555
Tokio Marine Holdings, Inc.	8,600	180,125
Tokyo Electron Ltd.	500	174,762
Tokyu Fudosan Holdings Corp.	5,700	28,923
Toyota Motor Corp.	7,300	107,206
Toyota Tsusho Corp.	700	29,640
Yamaha Motor Co. Ltd.	400	9,852
		5,078,491
Luxembourg — 0.1%
ArcelorMittal SA	554	17,187

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — 0.0% ^
Wal-Mart de Mexico SAB de CV	3,113	12,159
Netherlands — 7.1%
ABN AMRO Bank NV, CVA (a)	712	11,818
Adyen NV * (a)	42	63,500
Aegon NV	2,651	14,622
Argenx SE *	107	40,755
ASM International NV	34	11,499
ASML Holding NV	939	621,287
ASR Nederland NV	729	34,505
Heijmans NV, CVA	1,667	20,221
ING Groep NV	8,541	123,676
Koninklijke Ahold Delhaize NV	3,835	114,463
Koninklijke BAM Groep NV *	6,263	15,962
Koninklijke DSM NV	298	38,323
Koninklijke KPN NV	17,162	58,674
NN Group NV	1,748	75,947
Randstad NV	376	24,101
Shell plc	15,797	463,765
Wolters Kluwer NV	1,211	132,027
		1,865,145
Norway — 0.7%
DNB Bank ASA	1,734	32,425
Elkem ASA (a)	5,748	20,360
Equinor ASA	2,432	74,119
Norsk Hydro ASA	4,447	36,056
SpareBank 1 Nord Norge	2,805	26,109
		189,069
Singapore — 1.3%
DBS Group Holdings Ltd.	9,800	268,287
Oversea-Chinese Banking Corp. Ltd.	5,100	50,390
United Overseas Bank Ltd.	1,000	22,731
		341,408
South Africa — 0.7%
Anglo American plc	4,075	175,756
South Korea — 0.6%
Delivery Hero SE * (a)	799	48,305
Samsung Electronics Co. Ltd., GDR (a)	84	104,107
		152,412
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	17,311	122,281
Banco Santander SA	11,738	41,024
CaixaBank SA	4,122	18,289
Corp. ACCIONA Energias Renovables SA	220	8,997
Iberdrola SA	20,747	243,399

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Industria de Diseno Textil SA	1,588	49,579
Repsol SA	2,428	39,884
		523,453
Sweden — 2.3%
Assa Abloy AB, Class B	2,602	61,293
Atlas Copco AB, Class A	13,856	164,416
Boliden AB	1,828	82,035
Epiroc AB, Class A	564	10,974
Loomis AB	892	26,526
Securitas AB, Class B	1,770	16,202
Skandinaviska Enskilda Banken AB, Class A	2,210	26,754
SKF AB, Class B	1,075	19,026
SSAB AB, Class B	3,491	23,790
Svenska Handelsbanken AB, Class A	6,797	70,879
Volvo AB, Class B	5,309	105,349
		607,244
Switzerland — 4.9%
ABB Ltd. (Registered)	1,369	47,663
Cie Financiere Richemont SA (Registered)	510	78,620
Julius Baer Group Ltd.	979	62,797
Lonza Group AG (Registered)	313	178,548
Mobilezone Holding AG (Registered)	1,409	25,585
Novartis AG (Registered)	4,223	381,797
SGS SA (Registered)	19	46,334
Sika AG (Registered)	218	61,944
Straumann Holding AG (Registered)	259	33,913
Swiss Life Holding AG (Registered)	72	42,613
UBS Group AG (Registered)	8,117	173,261
Zurich Insurance Group AG	341	168,634
		1,301,709
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,323	122,682
United Kingdom — 11.8%
3i Group plc	4,912	95,832
Allfunds Group plc	1,783	14,184
Ashtead Group plc	426	28,060
AstraZeneca plc	2,945	385,832
Aviva plc	5,122	28,887
BAE Systems plc	1,770	18,737
Balfour Beatty plc	7,208	32,560
Barclays plc	40,157	92,313
Berkeley Group Holdings plc	752	38,508
BP plc	45,345	273,895
British American Tobacco plc	1,863	71,416
Centrica plc	36,512	45,487
CK Hutchison Holdings Ltd.	7,000	44,548

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Compass Group plc	1,312	31,341
Diageo plc	6,883	300,967
Drax Group plc	2,935	23,440
HSBC Holdings plc	26,014	191,680
Imperial Brands plc	891	22,352
Inchcape plc	3,330	37,545
InterContinental Hotels Group plc	507	35,198
Intertek Group plc	506	27,196
Investec plc	3,504	22,360
JD Sports Fashion plc	19,240	38,780
Legal & General Group plc	11,467	36,086
Linde plc	467	154,493
Lloyds Banking Group plc	179,159	116,596
London Stock Exchange Group plc	971	88,890
Man Group plc	13,062	40,185
Mitie Group plc	26,709	25,684
NatWest Group plc	12,363	47,165
OSB Group plc	5,343	36,022
Reckitt Benckiser Group plc	1,259	89,717
RELX plc	6,991	207,695
Spirax-Sarco Engineering plc	71	10,142
SSE plc	2,425	51,761
Standard Chartered plc	6,662	55,958
Tesco plc	21,324	64,812
Unilever plc	2,462	125,314
Vodafone Group plc	20,335	23,463
WPP plc	3,313	38,708
		3,113,809
United States — 7.6%
CSL Ltd.	337	71,158
GSK plc	6,147	107,972
Haleon plc *	3,509	14,062
Nestle SA (Registered)	6,349	774,636
Roche Holding AG	1,839	574,081
Schneider Electric SE	1,847	299,612
Stellantis NV	8,439	132,669
Tenaris SA	1,580	27,999
		2,002,189
Total Common Stocks (Cost $26,109,160)		26,155,133
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)(Cost $164,232)	164,232	164,232

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.6% (Cost $26,273,392)		26,319,365
Other Assets Less Liabilities — 0.4%		112,164
NET ASSETS — 100.0%		26,431,529

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.8%
Pharmaceuticals	9.8
Insurance	7.3
Oil, Gas & Consumable Fuels	6.5
Metals & Mining	5.6
Semiconductors & Semiconductor Equipment	4.1
Textiles, Apparel & Luxury Goods	3.5
Capital Markets	3.1
Food Products	2.9
Chemicals	2.9
Automobiles	2.7
Professional Services	2.2
Beverages	2.1
Diversified Telecommunication Services	2.1
Machinery	1.9
Trading Companies & Distributors	1.9
Personal Products	1.8
Electrical Equipment	1.7
Household Durables	1.6
Construction & Engineering	1.5
Health Care Equipment & Supplies	1.4
Industrial Conglomerates	1.3
Electronic Equipment, Instruments & Components	1.3
Electric Utilities	1.3
Building Products	1.2
Food & Staples Retailing	1.2
IT Services	1.2
Others (each less than 1.0%)	13.5
Short-Term Investments	0.6

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	1,675,215	—	1,675,215
Austria	—	126,376	—	126,376
Belgium	—	192,658	—	192,658
Brazil	18,907	—	—	18,907
Canada	162,613	—	—	162,613
China	—	208,085	—	208,085
Denmark	—	1,039,652	—	1,039,652
Finland	—	273,361	—	273,361

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$3,525,860	$—	$3,525,860
Germany	—	2,370,705	—	2,370,705
Hong Kong	—	535,469	—	535,469
India	111,077	—	—	111,077
Indonesia	—	23,154	—	23,154
Ireland	—	66,041	—	66,041
Italy	—	323,247	—	323,247
Japan	—	5,078,491	—	5,078,491
Luxembourg	—	17,187	—	17,187
Mexico	12,159	—	—	12,159
Netherlands	—	1,865,145	—	1,865,145
Norway	—	189,069	—	189,069
Singapore	—	341,408	—	341,408
South Africa	—	175,756	—	175,756
South Korea	—	152,412	—	152,412
Spain	—	523,453	—	523,453
Sweden	—	607,244	—	607,244
Switzerland	—	1,301,709	—	1,301,709
Taiwan	122,682	—	—	122,682
United Kingdom	80,604	3,033,205	—	3,113,809
United States	—	2,002,189	—	2,002,189
Total Common Stocks	508,042	25,647,091	—	26,155,133
Short-Term Investments
Investment Companies	164,232	—	—	164,232
Total Investments in Securities	$672,274	$25,647,091	$—	$26,319,365
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	$316,955	$968,128	$1,120,851	$—	$—	$164,232	164,232	$1,743	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.